SCHEDULE OF COMPANY AUDITORS FEES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total auditor’s remuneration	$ 182,853	$ 158,195	$ 454,692
Mazars LLP [member]
IfrsStatementLineItems [Line Items]
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements			106,927
Audit-related assurance services	26,566	7,354	227,208
Total auditor’s remuneration	26,566	7,354	334,135
PKF Littlejohn LLP [member]
IfrsStatementLineItems [Line Items]
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	133,887	125,701	120,557
Audit-related assurance services	22,400	25,140
Total auditor’s remuneration	$ 156,287	$ 150,841	$ 120,557